Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Finished products	$ 2,626	$ 2,604
Work in progress	647	767
Consumable inventory	788	903
Total	4,061	4,274
Reversal (provision) for net realizable value	$ 3	$ 24	$ (4)